SEGMENTAL ANALYSIS - Schedule of Operating Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Number of operating segments | segment	3
Number of reporting segments | segment	3
Net interest income	£ 13,957	£ 9,366		£ 10,749
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	4,252	6,958		4,377
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,209	16,324		15,126
Underlying income, net of operating lease depreciation	18,209	16,324		15,126
Underlying operating costs	(9,759)	(10,800)		(9,745)
Impairment (charge) credit	(1,522)	1,378		(4,155)
Profit before tax	6,928	6,902	[1]	1,226	[1]
Total assets	877,829	886,525
Customer deposits	475,331	476,344
Segment external liabilities	830,308	833,373
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	2,835	2,608		2,308
Fee and commission expense	(1,332)	(1,185)		(1,148)
Net fee and commission income	1,503	1,423		1,160
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(133)	133		46
Trading income	(19,987)	17,200		7,220
Inter-segment other income		0
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	4,252	6,958		4,377
Other segment items reflected in income statement above:
Depreciation and amortisation	2,396	2,825		2,732
Non-income statement segment items:
Investments in joint ventures and associates at end of year	385	352
Gain loss on sale of leased assets net operating leases	197	249		127		£ 41
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	13,172	11,163		10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,421	16,223		15,288
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	18,048	15,763		14,404
Underlying operating costs	(8,835)	(8,312)		(8,202)
Remediation	(255)	(1,300)		(379)
Total underlying costs	(9,090)	(9,612)		(8,581)
Impairment (charge) credit	(1,510)	1,385		(4,081)
Profit before tax	7,448	7,536		1,742
External income	18,421	16,223		15,288
Inter-segment (expense) income	0	0		0
Total assets	877,829	886,525		871,269
Customer deposits	475,331	476,344		450,651
Segment external liabilities	830,308	833,373		821,856
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	2,835	2,608		2,308
Fee and commission expense	(1,332)	(1,185)		(1,148)
Net fee and commission income	1,503	1,423		1,160
Operating lease rental income	1,077	1,059		1,120
Rental income from investment properties	145	186		191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	92	(2)		149
Lease termination income				5
Trading income	596	1,323		1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	1,836	1,071		830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	3,746	3,637		3,355
Inter-segment other income	0			0
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Other segment items reflected in income statement above:
Depreciation and amortisation	2,396	2,825		2,732
Movement in value of in-force business	(80)	(70)		76
Defined benefit scheme charges	125	236		247
Non-income statement segment items:
Additions to fixed assets	3,855	3,228		2,901
Investments in joint ventures and associates at end of year	385	352		296
Underlying Basis | Current accounts
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	646	638		615
Underlying Basis | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	1,195	883		748
Underlying Basis | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	311	413		274
Underlying Basis | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	85	113		146
Underlying Basis | Factoring
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	79	76		76
Underlying Basis | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	519	485		449
Retail £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	9,774	8,577		8,380
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,731	1,597		1,606
Total income, net of insurance claims and changes in insurance and investment contract liabilities	11,505	10,174		9,986
Operating lease depreciation	(368)	(442)		(856)
Underlying income, net of operating lease depreciation	11,137	9,732		9,130
Underlying operating costs	(5,175)	(4,987)		(4,967)
Remediation	(92)	(360)		(125)
Total underlying costs	(5,267)	(5,347)		(5,092)
Impairment (charge) credit	(1,373)	447		(2,128)
Profit before tax	4,497	4,832		1,910
External income	12,055	11,260		11,499
Inter-segment (expense) income	(550)	(1,086)		(1,513)
Total assets	372,485	364,179		350,779
Customer deposits	310,765	308,412		279,610
Segment external liabilities	314,091	312,594		284,634
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	1,220	1,023		947
Fee and commission expense	(665)	(571)		(585)
Net fee and commission income	555	452		362
Operating lease rental income	1,065	1,046		1,103
Rental income from investment properties	0	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0		0
Lease termination income				0
Trading income	69	52		64
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	227	136		198
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,361	1,234		1,365
Inter-segment other income	(185)	(89)		(121)
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,731	1,597		1,606
Other segment items reflected in income statement above:
Depreciation and amortisation	1,216	1,525		1,760
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	72	91		100
Non-income statement segment items:
Additions to fixed assets	2,146	1,921		1,684
Investments in joint ventures and associates at end of year	4	6		4
Retail £m | Underlying Basis | Current accounts
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	421	425		429
Retail £m | Underlying Basis | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	735	533		447
Retail £m | Underlying Basis | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Retail £m | Underlying Basis | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Retail £m | Underlying Basis | Factoring
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Retail £m | Underlying Basis | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	64	65		71
Commercial Banking £m | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0
Commercial Banking £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	3,447	2,602		2,528
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,565	1,442		1,428
Total income, net of insurance claims and changes in insurance and investment contract liabilities	5,012	4,044		3,956
Operating lease depreciation	(5)	(18)		(28)
Underlying income, net of operating lease depreciation	5,007	4,026		3,928
Underlying operating costs	(2,496)	(2,288)		(2,281)
Remediation	(133)	(830)		(210)
Total underlying costs	(2,629)	(3,118)		(2,491)
Impairment (charge) credit	(517)	936		(1,561)
Profit before tax	1,861	1,844		(124)
External income	4,330	3,883		3,600
Inter-segment (expense) income	682	161		356
Total assets	147,477	144,390		151,093
Customer deposits	163,828	167,530		170,262
Segment external liabilities	202,070	204,641		214,022
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	1,243	1,198		1,020
Fee and commission expense	(315)	(271)		(234)
Net fee and commission income	928	927		786
Operating lease rental income	12	13		17
Rental income from investment properties	0	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	(5)		0
Lease termination income				5
Trading income	(793)	926		792
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	28	119		349
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	(753)	1,053		1,163
Inter-segment other income	1,390	(538)		(521)
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,565	1,442		1,428
Other segment items reflected in income statement above:
Depreciation and amortisation	207	283		263
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	28	30		32
Non-income statement segment items:
Additions to fixed assets	101	179		112
Investments in joint ventures and associates at end of year	0	0		0
Commercial Banking £m | Underlying Basis | Current accounts
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	225	213		186
Commercial Banking £m | Underlying Basis | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	460	350		301
Commercial Banking £m | Underlying Basis | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	310	376		274
Commercial Banking £m | Underlying Basis | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income		0		0
Commercial Banking £m | Underlying Basis | Factoring
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	79	76		76
Commercial Banking £m | Underlying Basis | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	169	183		183
Insurance, Pensions and Investments £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(101)	(103)		(118)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,576	1,406		1,241
Total income, net of insurance claims and changes in insurance and investment contract liabilities	1,475	1,303		1,123
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	1,475	1,303		1,123
Underlying operating costs	(1,042)	(899)		(832)
Remediation	(30)	(123)		(50)
Total underlying costs	(1,072)	(1,022)		(882)
Impairment (charge) credit	(12)	0		(2)
Profit before tax	391	281		239
External income	1,526	1,323		1,238
Inter-segment (expense) income	(51)	(20)		(115)
Total assets	175,212	195,039		182,284
Customer deposits	0	0		0
Segment external liabilities	169,182	188,372		176,646
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	356	326		340
Fee and commission expense	(334)	(313)		(303)
Net fee and commission income	22	13		37
Operating lease rental income	0	0		0
Rental income from investment properties	144	186		191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0		0
Lease termination income				0
Trading income	0	0		0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	2,771	1,766		1,338
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	2,915	1,952		1,529
Inter-segment other income	(1,361)	(559)		(325)
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,576	1,406		1,241
Other segment items reflected in income statement above:
Depreciation and amortisation	142	170		159
Movement in value of in-force business	(80)	(70)		76
Defined benefit scheme charges	7	9		9
Non-income statement segment items:
Additions to fixed assets	151	117		125
Investments in joint ventures and associates at end of year	0	0		0
Insurance, Pensions and Investments £m | Underlying Basis | Current accounts
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Insurance, Pensions and Investments £m | Underlying Basis | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Insurance, Pensions and Investments £m | Underlying Basis | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income		0		0
Insurance, Pensions and Investments £m | Underlying Basis | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	85	113		146
Insurance, Pensions and Investments £m | Underlying Basis | Factoring
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Insurance, Pensions and Investments £m | Underlying Basis | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	271	213		194
Other £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	52	87		(17)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	377	615		240
Total income, net of insurance claims and changes in insurance and investment contract liabilities	429	702		223
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	429	702		223
Underlying operating costs	(122)	(138)		(122)
Remediation	0	13		6
Total underlying costs	(122)	(125)		(116)
Impairment (charge) credit	392	2		(390)
Profit before tax	699	579		(283)
External income	510	(243)		(1,049)
Inter-segment (expense) income	(81)	945		1,272
Total assets	182,655	182,917		187,113
Customer deposits	738	402		779
Segment external liabilities	144,965	127,766		146,554
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	16	61		1
Fee and commission expense	(18)	(30)		(26)
Net fee and commission income	(2)	31		(25)
Operating lease rental income	0	0		0
Rental income from investment properties	1	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	92	3		149
Lease termination income				0
Trading income	1,320	345		204
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	(1,190)	(950)		(1,055)
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	223	(602)		(702)
Inter-segment other income	156	1,186		967
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	377	615		240
Other segment items reflected in income statement above:
Depreciation and amortisation	831	847		550
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	18	106		106
Non-income statement segment items:
Additions to fixed assets	1,457	1,011		980
Investments in joint ventures and associates at end of year	381	346		292
Other £m | Underlying Basis | Current accounts
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Other £m | Underlying Basis | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Other £m | Underlying Basis | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	1	37		0
Other £m | Underlying Basis | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Other £m | Underlying Basis | Factoring
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	0	0		0
Other £m | Underlying Basis | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Total fee and commission income	£ 15	£ 24		£ 1

[1]	1 Restated, see page F-16.